Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	AMERICAN FUNDS FUNDAMENTAL INVESTORS
Central Index Key	0000039473
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class A
Risk/Return:
Trading Symbol	ANCFX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class R-1
Risk/Return:
Trading Symbol	RFNAX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class R-2
Risk/Return:
Trading Symbol	RFNBX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class R-3
Risk/Return:
Trading Symbol	RFNCX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class R-4
Risk/Return:
Trading Symbol	RFNEX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class R-5
Risk/Return:
Trading Symbol	RFNFX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class B
Risk/Return:
Trading Symbol	AFIBX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class C
Risk/Return:
Trading Symbol	AFICX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class F-1
Risk/Return:
Trading Symbol	AFIFX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class 529-A
Risk/Return:
Trading Symbol	CFNAX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class 529-B
Risk/Return:
Trading Symbol	CFNBX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class 529-C
Risk/Return:
Trading Symbol	CFNCX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class 529-E
Risk/Return:
Trading Symbol	CFNEX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class 529-F-1
Risk/Return:
Trading Symbol	CFNFX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class F-2
Risk/Return:
Trading Symbol	FINFX
FUNDAMENTAL INVESTORS SM | FUNDAMENTAL INVESTORS SM | Class R-6
Risk/Return:
Trading Symbol	RFNGX